Note 20 - Business Acquisition - Assets Acquired and Liabilities Assumed (Details) - USD ($)		12 Months Ended
	Jan. 12, 2017	Dec. 31, 2017	Dec. 31, 2018
Previously held equity interest in Liberty		$ 1,068,000
Net assets acquired:
Goodwill, Ending Balance		15,071,000	$ 15,071,000
Merger of Liberty Bank, N.A. into The Middlefield Banking Company [Member]
Total purchase price	$ 42,168,000
Previously held equity interest in Liberty	1,068,000
Net assets acquired:
Cash	26,604,000
Loans and loans held for sale	201,341,000
Premises and equipment, net	325,000
Accrued interest receivable	440,000
Bank-owned life insurance	1,681,000
Core deposit intangible	3,087,000
Other assets	997,000
Time deposits	(30,744,000)
Non-time deposits	(167,300,000)
Accrued interest payable	(47,000)
Deferred taxes	(906,000)
Other liabilities	(2,754,000)
Total net assets acquired	32,724,000
Goodwill, Ending Balance	$ 10,512,000	$ 10,500,000